Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (233,337)	$ (10,764)	$ (21,293)	$ (15,564)
Adjustments to reconcile net loss to net cash provided by operating activities:
Contributed capital			3,000
Changes in assets and liabilities
Increase (decrease) in accounts receivable	(70)
(Increase) decrease in prepaid expense	(64,775)	(106)	(225)
(Increase) decrease in inventory	(133,876)
Increase (decrease) in accounts payable	211,379	(200)	5,823	220
Net cash from operating activities	(220,670)	(11,070)	(12,695)	(15,344)
Cash Flows from investing
Purchase of fixed assets
Purchase of intangible assets	920
Net cash used in investing activities	(920)
Cash Flows from Financing Activities
Proceeds from promissary notes	151,500		22,500
Advance from related parties	55,389	11,022	11,733	15,826
Net cash from financing activities	206,889	11,022	34,233	15,826
Net increase (decrease) in Cash	(14,701)	(48)	21,538	482
Beginning cash balance	22,020	482	482
Ending cash balance	7,319	434	22,020	482
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for tax